Government Grants (Tables)	12 Months Ended
Dec. 31, 2021
Government grants [Abstract]
Disclosure of movement in deferred income from government grants
The following table presents the movement in deferred income from government grants for the years ended December 31, 2020 and 2021:

	December 31, 2020	December 31, 2021
Beginning balance	$194,209	$169,202
Received/receivable during the period	19,854	40,461
Acquisition of subsidiaries	6,182	—
Released to the consolidated statements of operations and comprehensive loss	(51,043)	(33,366)
Ending balance	$169,202	$176,297
Noncurrent	128,697	147,371
Current	40,505	28,926
	$169,202	$176,297

Disclosure of government grants recognized in consolidated statement of operations
Government grants were recognized in the consolidated statements of operations and comprehensive loss as follows:

	December 31, 2019	December 31, 2020	December 31, 2021
Cost of revenue	$155,451	$49,025	$33,031
Research and development expenses	1,342	2,018	335
Selling, general and administrative	—	—	—
Total balance	$156,793	$51,043	$33,366